Schedule of property and equipment, net (Details) $ in Thousands, $ in Thousands	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Property, Plant and Equipment [Line Items]
Total	$ 125	$ 169	$ 178
Less: accumulated depreciation	(101)	(137)	(117)
Less: accumulated depreciation	(101)	(137)	(117)
Net book value	24	32	61
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	53	72	81
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	1	1	1
Operating Lease Right of Use Assets [Member]
Property, Plant and Equipment [Line Items]
Total	$ 71	$ 96	$ 96